Trade Receivables and Reseller Financing (Tables)	12 Months Ended
Dec. 31, 2021
Trade receivables [member]
Disclosure of financial assets [line items]
Trade receivables

The composition of trade receivables is as follows:

	12/31/2021	12/31/2020
Domestic customers	3,805,756	3,443,641
Domestic customers – related parties (see Note 9.a)	57	151
Foreign customers	3,137	326,442
Foreign customers – related parties (see Note 9.a)	4,400	2,984
(-) Loss allowance for expected credit losses	(374,355)	(382,096)
	3,438,995	3,391,122
Current	3,375,246	3,318,927
Non-current	63,749	72,195

Trade receivables breakdown

The breakdown of trade receivables, gross of loss allowance for expected credit losses, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2021	3,813,350	3,131,528	90,024	33,255	24,804	23,903	509,836
12/31/2020	3,773,218	2,963,163	124,606	27,970	21,389	47,169	588,921

Disclosure Of Breakdown Of Allowance For Expected Credit Losses On Doubtful Accounts Explanatory [Text Block]

The breakdown of loss allowance for expected credit losses, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2021	374,355	21,962	1,595	3,049	2,761	14,926	330,062
12/31/2020	382,096	21,219	2,154	1,751	2,233	13,378	341,361

Trade receivables [member] | IFRS 9 [member]
Disclosure of financial assets [line items]
Summary of Movements in the allowance for loss allowance for expected credit losses

Movements in the allowance for loss allowance for expected credit losses are as follows:

Balance as of December 31, 2019	404,886
Additions	194,220
Reversals	(203,994)
Write-offs	(13,016)
Balance as of December 31, 2020	382,096
Additions	177,872
Reversals	(150,160)
Write-offs	(18,646)
Reclassification to assets held for sale	(16,807)
Balance as of December 31, 2021	374,355

Reseller Financing Ipiranga [Member]
Disclosure of financial assets [line items]
Composition of reseller financing

The composition of reseller financing is as follows:

	12/31/2021	12/31/2020
Reseller financing – Ipiranga	1,183,312	1,165,395
(-) Loss allowance for expected credit losses	(185,278)	(197,011)
	998,034	968,384
Current	582,562	549,129
Non-current	415,472	419,255

Disclosure Of Breakdown Of Reseller Financing Gross Of Expected Losses On Doubtful Accounts Explanatory [Text Block]

The breakdown of reseller financing, gross of loss allowance for expected credit losses, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2021	1,183,312	770,008	19,260	24,290	14,373	26,685	328,696
12/31/2020	1,165,395	787,904	10,230	15,237	21,200	28,989	301,835

Disclosure Of Breakdown Of Allowance For Expected Credit Losses On Doubtful Accounts Explanatory [Text Block]

The breakdown of loss allowance for expected credit losses, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2021	185,278	1,514	6,410	8,697	6,255	9,892	152,510
12/31/2020	197,011	22,872	785	1,812	2,397	14,684	154,461

Summary of Movements in the allowance for loss allowance for expected credit losses

Movements in the allowance for loss allowance for expected credit losses are as follows:

Balance as of December 31, 2019	156,006
Additions	74,745
Reversals	(29,791)
Write-offs	(3,949)
Balance as of December 31, 2020	197,011
Additions	65,536
Reversals	(68,982)
Write-offs	(8,287)
Balance as of December 31, 2021	185,278